CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares	Share premium	Equity-settled employee benefits reserve	Foreign currency translation reserve	Change in value of available-for-sale financial assets	Convertible bonds equity reserve	Defined benefit plan reserve	Cash flow hedges	Share of other comprehensive income of joint ventures accounted for using equity method	Others	Accumulated deficit	Attributable to owner of the Company	Perpetual subordinated convertible securities	Non-controlling interest	Total
Balance at beginning of year at Dec. 31, 2014	$ 14,342	$ 4,376,630	$ 64,540	$ 4,229		$ 29,564					$ (1,540,890)	$ 2,948,415		$ 359,307	$ 3,307,722
Profit for the year											253,411	253,411		(31,088)	222,323
Other comprehensive income (losses) for the year				(8,185)	$ 447					$ 130		(7,608)		5	(7,603)
Total comprehensive income (loss) for the year				(8,185)	447					130	253,411	245,803		(31,083)	214,720
Issuance of ordinary shares	2,395	506,412										508,807			508,807
Exercise of stock options	93	20,819	(12,169)									8,743			8,743
Share-based compensation			18,088									18,088		241	18,329
Capital contribution from non-controlling interests														132,082	132,082
Deconsolidation of subsidiaries due to loss of control														(148)	(148)
Subtotal	2,488	527,231	5,919									535,638		132,175	667,813
Balance at end of year at Dec. 31, 2015	16,830	4,903,861	70,459	(3,956)	447	29,564				130	(1,287,479)	3,729,856		460,399	4,190,255
Profit for the year											376,630	376,630		(60,196)	316,434
Other comprehensive income (losses) for the year				(18,131)	798		$ 1,520	$ (34,627)		1		(50,439)		(891)	(51,330)
Total comprehensive income (loss) for the year				(18,131)	798		1,520	(34,627)		1	376,630	326,191		(61,087)	265,104
Exercise of stock options	140	36,064	(18,594)									17,610			17,610
Share-based compensation			13,838									13,838		372	14,210
Capital contribution from non-controlling interests														831,254	831,254
Conversion options of convertible bonds exercised during the year	42	11,023				(821)						10,244			10,244
Recognition of equity component of convertible bonds						52,935						52,935			52,935
Business combination														21,615	21,615
Subtotal	182	47,087	(4,756)			52,114						94,627		853,241	947,868
Balance at end of year at Dec. 31, 2016	17,012	4,950,948	65,703	(22,087)	1,245	81,678	1,520	(34,627)		131	(910,849)	4,150,674		1,252,553	5,403,227
Profit for the year											179,679	179,679		(53,256)	126,423
Other comprehensive income (losses) for the year				21,590	(2,356)		(436)	35,143	$ 17,646	(131)		71,456		1,598	73,054
Total comprehensive income (loss) for the year				21,590	(2,356)		(436)	35,143	17,646	$ (131)	179,679	251,135		(51,658)	199,477
Issuance of ordinary shares	966	325,174										326,140			326,140
Exercise of stock options	130	35,178	(18,220)									17,088		17	17,105
Share-based compensation			17,495									17,495		719	18,214
Capital contribution from non-controlling interests														294,000	294,000
Conversion options of convertible bonds exercised during the year	1,556	427,168				(29,625)						399,099			399,099
Perpetual subordinated convertible securities													$ 64,073		64,073
Share premium reduction		(910,849)									910,849
Effect of transfer of business operation											7,329	7,329		(7,329)
Subtotal	2,652	(123,329)	(725)			(29,625)					918,178	767,151	64,073	287,407	1,118,631
Balance at end of year at Dec. 31, 2017	$ 19,664	$ 4,827,619	$ 64,978	$ (497)	$ (1,111)	$ 52,053	$ 1,084	$ 516	$ 17,646		$ 187,008	$ 5,168,960	$ 64,073	$ 1,488,302	$ 6,721,335